Document and Entity Information	Nov. 25, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	MOODYS CORP /DE/
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001059556
Document Type	8-K
Document Period End Date	Nov. 25, 2019
Entity Incorporation State Country Code	DE
Entity File Number	1-14037
Entity Tax Identification Number	13-3998945
Entity Address, Address Line One	7 World Trade Center at 250 Greenwich Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10007
City Area Code	(212)
Local Phone Number	553-0300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MCO
Security Exchange Name	NYSE
Senior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.75% Senior Notes Due 2027
Trading Symbol	MCO 27
Security Exchange Name	NYSE